Document and Entity Information	9 Months Ended
	Jun. 30, 2014	Aug. 14, 2014
Document And Entity Information
Entity Registrant Name	Compliance & Risk Management Solutions Inc.
Entity Central Index Key	0001592782
Document Type	Other
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,230,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014